Registration Statement on Form S-3 (Details Textual)	12 Months Ended
Dec. 31, 2015 USD ($)
Registration Statement on Form S-3 Details
Maximum Securities Available for Offering As Per Registration Statement	$ 100,000,000
Maximum Amount of Offering Price As Per Registration Statement	$ 25,000,000
Percentage Of Commission On Gross Sales Price Per Share	3.00%
Outstanding Common Stock Held by Non Affiliates Aggregate Market Value	$ 75,000,000